UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23266

AIP Alternative Lending Fund P

(Exact name of registrant as specified in charter)

100 Front Street, Suite 400

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip Code)

Kara Fricke, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-260-7600

Date of fiscal year end: September 30

Date of reporting period: June 30, 2021

Item 1. Proxy Voting Record.

The registrant invests substantially all of its assets in AIP Alternative Lending Fund A (CIK 0001709447, Investment Company Act File number 811-23265), the “Master Fund”. If interested in the proxy voting record of the Master Fund for the twelve-month period ended June 30, 2021, please see the Master Fund’s Form N-PX, filed with the Securities and Exchange Commission on September 22, 2021.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIP ALTERNATIVE LENDING FUND P

By:	/s/ John Gernon
Name: John Gernon
Title: Principal Executive Officer

Date:	September 22, 2021